Employee benefit obligations - Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Best estimate of the contributions expected to be paid	$ 1	$ 1
Defined contribution plans
Disclosure of defined benefit plans [line items]
Contribution expense	17	$ 15	$ 13
Best estimate of the contributions expected to be paid	$ 17